Real estate properties held for lease, net (Minimum Future Rental Income) (Details)	Dec. 31, 2017 USD ($)
Real estate properties held for lease, net [Abstract]
2018	$ 9,292,757
2019	9,982,702
2020	9,919,920
2021	9,657,447
2022 and thereafter	70,661,054
Total	$ 109,513,880